Investments in associates and joint ventures - Summary of Investments (Details) - EUR (€) € in Millions		6 Months Ended
	Jul. 18, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Investment in associates and joint arrangements
Investment in joint ventures		€ 8,732		€ 9,578
Investment in associates		1,725		1,501
Total investment in joint ventures and associates		10,457		11,079
Cash consideration for sale of interests in joint ventures and associates		500
Safaricom PLC
Investment in associates and joint arrangements
Investment in associates		554		509
Indus Towers Limited
Investment in associates and joint arrangements
Investment in associates		1,051		908
Other
Investment in associates and joint arrangements
Investment in associates		120		84
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures		715		793
Oak Holdings 1 GmbH
Investment in associates and joint arrangements
Investment in joint ventures		7,883		8,634
Joint venture ownership interest	60.30%
Proportion of Ownership Interest Sold	3.90%
Cash consideration for sale of interests in joint ventures and associates	€ 500
Indus Towers Limited
Investment in associates and joint arrangements
Joint venture ownership interest			21.00%
TPG Telecom Limited
Investment in associates and joint arrangements
Investment in joint ventures		57		108
Other joint ventures
Investment in associates and joint arrangements
Investment in joint ventures		€ 77		€ 43